Note 8 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (60,737)	$ (5,389)
Weighted average number of ordinary shares outstanding —basic and diluted (in shares)	19,916,446	15,750,000
Net loss per share —basic and diluted (in dollars per share)	$ (3.05)	$ (0.34)